UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01728

Nicholas Fund, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2011

Date of reporting period: 03/31/2011

Item 1. Report to Stockholders.

                                   ANNUAL REPORT

                                   March 31, 2011

                                NICHOLAS FUND, INC.
                               700 North Water Street
                             Milwaukee, Wisconsin 53202
                               www.nicholasfunds.com

May 2011

Report to Fellow Shareholders:

For the fiscal year ended March 31, 2011, Nicholas Fund produced a 19.62% total return compared to 15.65% for the Standard and Poor's 500 Index. Moreover, our relative performance for all time periods listed in the table below is favorable.

At March 31, 2011, Nicholas Fund was fully invested with just 1.83% cash. The diversified portfolio consisted of 58 equities. The top ten holdings and sector diversification are included within this report. Mettler-Toledo International, Sally Beauty Holdings, Leucadia National Corp., Kirby Corp. and DineEquity were stocks that helped performance while VCA Antech, Teva Pharmaceutical and Oshkosh Corp. hurt performance.

Returns for Nicholas Fund, Inc. and selected indices are provided in the chart below for the period ended March 31, 2011.

		Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Life*
Nicholas Fund, Inc.	19.62%	9.16%	4.52%	4.69%	10.78%
Standard and Poor's 500 Index	15.65%	2.36%	2.62%	3.29%	9.85%
Consumer Price Index	2.70%	1.54%	2.28%	2.41%	4.43%
Ending value of $10,000 invested in Nicholas Fund, Inc.	$11,962	$13,007	$12,475	$15,819	$716,234
Fund's Expense Ratio (from 07/31/10 Prospectus): 0.78%

* The life of the Fund is 41.7 years from the date of its initial public offering, July 14, 1969. Starting time period for the Standard and Poor's 500 Index and the Consumer Price Index was June 30, 1969.

The Fund's expense ratio for the period ended March 31, 2011 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund's returns are reduced by expenses, while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

The "Great Recession" of 2008-2009 has been followed by a gradual recovery in economic activity. As always, there are many areas of concern, not the least of which is a toxic political atmosphere. Among the problems are $4.00 per gallon gas prices, Middle East turmoil, high unemployment, declining U.S. house prices, the Japanese disasters and the U.S. Government's unsustainable debt level and excessive spending. The latter has caused Standard and Poor's to put a negative outlook on the U.S. AAA credit rating with a warning of a potential downgrade in 2013. On the other hand, we have solid global growth, strong corporate profits, a technology boom, idle cash and low interest rates. Labor costs are being restrained. Inflation seems to be a neutral consideration at the moment, but there are early signs of trouble ahead.

The stock market, unlike the real estate market, has recovered all that it lost in the 2007-2009 bear market. This dichotomy is worrisome. It is only common sense to conclude that future stock returns will not match the last two years. Adhering to our investment philosophy and concentration on stock picking becomes hugely important. In general, equity valuations are reasonable although small company stocks are relatively expensive versus large company stocks.

While Nicholas Fund is an older fund, we are trying to stay young and fresh. Our investment philosophy is unchanged. Buy growth companies at "cheap" prices and be patient. We prefer smaller company stocks rather than larger company stocks, and we love to find unique, unusual and undiscovered stocks.

Thank you for your continued interest in the Fund.

Sincerely,

/s/ Albert O. Nicholas	/s/ David O. Nicholas
Albert O. Nicholas	David O. Nicholas
Portfolio Manager	Associate Portfolio Manager

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the Schedule of Investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Diversification does not assure a profit or protect against loss in a declining market.

The S and P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Consumer Price Index represents changes in prices of all goods and services purchased for consumption by urban households. One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (05/11)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

NICHOLAS FUND, INC. AND STANDARD and POOR'S 500 INDEX

The line graph which follows compares the initial account value and subsequent account value at the end of each of the most recently completed ten fiscal years of the Fund, to the same investment over the same periods in the Standard and Poor's 500 Index. The graph assumes a $10,000 investment in the Fund and the index at the beginning of the period.

	Nicholas Fund, Inc.	% Total Return	S and P 500 Index	% Total Return
03/31/01	$10,000.00		$10,000.00
03/31/02	9,974.52	-0.25%	10,024.00	0.24%
03/31/03	7,521.23	-24.60%	7,542.06	-24.76%
03/31/04	10,477.63	39.31%	10,189.62	35.10%
03/31/05	11,296.34	7.81%	10,871.71	6.69%
03/31/06	12,680.56	12.25%	12,145.89	11.72%
03/31/07	13,003.73	2.55%	13,583.24	11.83%
03/31/08	12,161.85	-6.47%	12,893.53	-5.08%
03/31/09	8,306.31	-31.70%	7,982.39	-38.09%
03/31/10	13,224.07	59.21%	11,955.22	49.77%
03/31/11	15,818.58	19.62%	13,825.61	15.65%

The Fund's average annual total returns for the one-, five- and ten-year periods ended on the last day of the most recent fiscal year are as follows:

	One Year Ended March 31, 2011	Five Years Ended March 31, 2011	Ten Years Ended March 31, 2011
Average Annual Total Return	19.62%	4.52%	4.69%

Past performance is not predictive of future performance, and the above graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Financial Highlights (NICSX)
For a share outstanding throughout each period
-------------------------------------------------------------------------
                                          Years Ended March 31,
                               ------------------------------------------
                                2011     2010     2009     2008     2007
                               ------   ------   ------   ------   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD .......   $44.00   $27.71   $45.03   $57.85   $61.49
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment income ...      .09      .04      .18      .21      .80
   Net gain (loss) on
    securities (realized
     and unrealized) .......     7.87    16.34   (12.72)   (2.85)     .71
                               ------   ------   ------   ------   ------
      Total from investment
       operations ..........     7.96    16.38   (12.54)   (2.64)    1.51
                               ------   ------   ------   ------   ------
   LESS DISTRIBUTIONS
   From and in excess of
    net investment income ..     (.03)    (.09)    (.17)    (.23)    (.82)
   From net capital gain ...    (3.75)      --    (4.61)   (9.95)   (4.33)
                               ------   ------   ------   ------   ------
      Total distributions ..    (3.78)    (.09)   (4.78)  (10.18)   (5.15)
                               ------   ------   ------   ------   ------
NET ASSET VALUE, END
 OF PERIOD .................   $48.18   $44.00   $27.71   $45.03   $57.85
                               ------   ------   ------   ------   ------
                               ------   ------   ------   ------   ------

TOTAL RETURN ...............   19.62%   59.21% (31.70)%  (6.47)%    2.55%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ......... $1,673.9 $1,513.1 $1,033.2 $1,690.7 $2,213.5
Ratio of expenses to
 average net assets ........     .76%     .78%     .77%     .75%     .75%
Ratio of net investment
 income to average
 net assets ................     .20%     .11%     .50%     .37%    1.30%
Portfolio turnover rate ....   22.10%   27.84%   31.79%   31.18%   29.96%

The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Top Ten Equity Portfolio Holdings
March 31, 2011 (unaudited)
-------------------------------------------------------------------------------
                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        Affiliated Managers Group, Inc. ........................     5.49%
        Walgreen Co. ...........................................     3.48%
        Ball Corporation .......................................     3.43%
        Oshkosh Corporation ....................................     3.18%
        Philip Morris International Inc. .......................     3.14%
        Apache Corporation .....................................     3.13%
        Thermo Fisher Scientific Inc. ..........................     3.01%
        W.W. Grainger, Inc. ....................................     2.95%
        Fiserv, Inc. ...........................................     2.94%
        Kinder Morgan Management, LLC ..........................     2.83%
                                                                    ------
        Total of top ten .......................................    33.58%
                                                                    ------
                                                                    ------

-------------------------------------------------------------------------------
Sector Diversification (as a percentage of portfolio)
March 31, 2011 (unaudited)
-------------------------------------------------------------------------------
        BAR CHART PLOT POINTS
        Industrials ...............................................    18.04%
        Consumer Discretionary ....................................    16.55%
        Health Care ...............................................    13.29%
        Financials ................................................    12.66%
        Energy ....................................................    12.11%
        Consumer Staples ..........................................    10.02%
        Information Technology ....................................     9.24%
        Materials .................................................     6.72%
        Short-Term Investments ....................................     1.37%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended March 31, 2011 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.
The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       09/30/10         03/31/11       10/01/10 - 03/31/11
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,196.70              $4.11
        Hypothetical   1,000.00          1,021.26               3.78
        (5% return before expenses)
        * Expenses are equal to the Fund's six-month annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one-half year period.

Schedule of Investments
March 31, 2011
------------------------------------------------------------------------------
  Shares or
  Principal
   Amount                                                           Value
------------                                                   ---------------
 COMMON STOCKS -- 98.14%
               Consumer Discretionary - Durables &
                Apparel -- 1.22%
     550,000   Mattel, Inc.                                        13,711,500
     350,000   Newell Rubbermaid, Inc.                              6,695,500
                                                               --------------
                                                                   20,407,000
                                                               --------------
               Consumer Discretionary - Media -- 1.21%
     346,500   Morningstar, Inc.                                   20,228,670
                                                               --------------
               Consumer Discretionary - Retailing -- 11.63%
   1,298,600   Aaron's, Inc.                                       32,932,496
     639,100   Jos. A. Bank Clothiers, Inc. *                      32,517,408
     800,000   Kohl's Corporation                                  42,432,000
     590,000   LKQ Corporation *                                   14,219,000
     772,476   O'Reilly Automotive, Inc. *                         44,386,471
     736,160   Penske Automotive Group, Inc.                       14,737,923
     960,886   Sally Beauty Company, Inc. *                        13,462,013
                                                               --------------
                                                                  194,687,311
                                                               --------------
               Consumer Discretionary - Services -- 2.41%
     714,155   DineEquity, Inc. *                                  39,264,242
      50,000   InterContinental Hotels Group PLC                    1,036,500
                                                               --------------
                                                                   40,300,742
                                                               --------------
               Consumer Staples - Food &
                Staples Retailing -- 3.48%
   1,450,000   Walgreen Co.                                        58,203,000
                                                               --------------
               Consumer Staples - Food, Beverage &
                Tobacco -- 6.49%
     800,000   Philip Morris International Inc.                    52,504,000
     530,000   Ralcorp Holdings, Inc. *                            36,267,900
     665,300   Seneca Foods Corporation - Class A + *              19,872,511
                                                               --------------
                                                                  108,644,411
                                                               --------------
               Energy -- 12.05%
     400,000   Apache Corporation                                  52,368,000
     931,300   Inergy, L.P.                                        37,345,130
     230,000   Kayne Anderson Energy Development Company            4,498,800
     700,000   Kayne Anderson Energy Total Return Fund, Inc.       22,148,000
     600,000   Kayne Anderson Midstream/Energy Fund, Inc.          15,036,000
     700,000   Kayne Anderson MLP Investment Company               22,869,000
     723,145   Kinder Morgan Management, LLC *                     47,431,102
                                                               --------------
                                                                  201,696,032
                                                               --------------
               Financials - Diversified -- 8.61%
     839,900   Affiliated Managers Group, Inc. *                   91,859,863
     600,000   Duff & Phelps Corporation - Class A                  9,588,000
   1,134,785   Leucadia National Corporation                       42,599,829
                                                               --------------
                                                                  144,047,692
                                                               --------------
               Financials - Insurance -- 3.09%
     900,000   Loews Corporation                                   38,781,000
     400,000   W.R. Berkley Corporation                            12,884,000
                                                               --------------
                                                                   51,665,000
                                                               --------------
               Financials - Real Estate -- 0.91%
   1,520,950   Cohen & Steers Quality Income Realty Fund, Inc.     15,209,500
                                                               --------------
               Health Care - Equipment & Services -- 3.39%
     250,000   C.R. Bard, Inc.                                     24,827,500
     557,500   Covidien plc                                        28,956,550
      35,100   Sirona Dental Systems, Inc. *                        1,760,616
      50,000   VCA Antech, Inc. *                                   1,259,000
                                                               --------------
                                                                   56,803,666
                                                               --------------
               Health Care - Pharmaceuticals, Biotechnology &
                Life Sciences -- 9.83%
   1,000,000   Gilead Sciences, Inc. *                             42,440,000
     184,400   Mettler-Toledo International Inc. *                 31,716,800
     750,000   Teva Pharmaceutical Industries Ltd.                 37,627,500
     905,688   Thermo Fisher Scientific Inc. *                     50,310,968
      50,000   Valeant Pharmaceuticals International, Inc. *        2,490,500
                                                               --------------
                                                                  164,585,768
                                                               --------------
               Industrials - Capital Goods -- 11.05%
   1,220,400   AECOM Technology Corporation *                      33,841,692
     100,000   Fastenal Company                                     6,483,000
   1,503,300   Oshkosh Corporation *                               53,186,754
     330,000   Snap-on Incorporated                                19,819,800
     358,910   W.W. Grainger, Inc.                                 49,414,729
     643,695   Woodward Inc.                                       22,246,099
                                                               --------------
                                                                  184,992,074
                                                               --------------
               Industrials - Commercial &
                Professional Services -- 5.01%
     906,500   Copart, Inc. *                                      39,278,645
     915,303   Healthcare Services Group, Inc.                     16,091,027
     950,000   Republic Services, Inc.                             28,538,000
                                                               --------------
                                                                   83,907,672
                                                               --------------
               Industrials - Transportation -- 1.88%
     550,000   Kirby Corporation *                                 31,509,500
                                                               --------------
               Information Technology - Hardware &
                Equipment -- 1.00%
     806,700   Molex Incorporated - Class A                        16,690,623
                                                               --------------
               Information Technology - Semiconductors &
                Semiconductor Equipment -- 0.79%
     350,000   Microchip Technology Incorporated                   13,303,500
                                                               --------------
               Information Technology - Software &
                Services -- 7.40%
     785,000   Fiserv, Inc. *                                      49,235,200
     180,000   MasterCard Incorporated - Class A                   45,309,600
     300,000   Paychex, Inc.                                        9,408,000
     390,700   Solera Holdings, Inc.                               19,964,770
                                                               --------------
                                                                  123,917,570
                                                               --------------
               Materials -- 6.69%
     350,000   AptarGroup, Inc.                                    17,545,500
   1,600,000   Ball Corporation                                    57,360,000
     300,000   RPM International, Inc.                              7,119,000
     412,825   Stepan Company                                      29,929,812
                                                               --------------
                                                                  111,954,312
                                                               --------------
                   TOTAL COMMON STOCKS
                    (cost $1,078,609,912)                       1,642,754,043
                                                               --------------
 SHORT-TERM INVESTMENTS -- 1.36%
               Commercial Paper - 1.20%
  $  875,000   UnitedHealth Group Incorporated 04/01/11, 0.33%        875,000
   5,000,000   Integrys Energy Group, Inc. 04/04/11, 0.27%          4,999,887
   4,225,000   UnitedHealth Group Incorporated 04/05/11, 0.35%      4,224,836
   2,050,000   Stanley Black & Decker Inc. 04/07/11, 0.27%          2,049,908
   4,375,000   Kellogg Company 04/13/11, 0.27%                      4,374,606
   3,575,000   Sara Lee Corporation 04/15/11, 0.28%                 3,574,611
                                                               --------------
                                                                   20,098,848
                                                               --------------
               Variable Rate Security - 0.16%
   2,776,960   American Family Financial Services, Inc.(1)
                04/01/11, 0.10%                                     2,776,960
                                                               --------------
                    TOTAL SHORT-TERM INVESTMENTS
                    (cost $22,875,808)                             22,875,808
                                                               --------------
                   TOTAL INVESTMENTS
                    (cost $1,101,485,720) -- 99.50% ..........  1,665,629,851
                                                               --------------
               OTHER ASSETS, NET OF LIABILITIES -- 0.50% .....      8,289,687
                                                               --------------
                    TOTAL NET ASSETS
                     (basis of percentages
                     disclosed above) -- 100% ................ $1,673,919,538
                                                               --------------
                                                               --------------
+ This company is affiliated with the Fund as defined in Section 2(a)(3) of the Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 4)
* Non-income producing security.
(1) Subject to a demand feature as defined by the Securities and Exchange
Commission.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
March 31, 2011
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value -
         Nonaffiliated issuers (cost $1,085,790,512) -
          see accompanying schedule of investments ............ $1,645,757,340
         Affiliated issuers (cost $15,695,208) -
          see accompanying schedule of investments (Note 4) ...     19,872,511
                                                                --------------
              Total investments ...............................  1,665,629,851
                                                                --------------
    Receivables -
         Investment securities sold ...........................     12,226,185
         Dividend and interest ................................        897,143
                                                                --------------
              Total receivables ...............................     13,123,328
                                                                --------------
    Other .....................................................        157,792
                                                                --------------
              Total assets ....................................  1,678,910,971
                                                                --------------
LIABILITIES
    Payables -
         Investment securities purchased ......................      3,751,895
         Due to adviser -
              Management fee ..................................        906,171
              Accounting and administrative fee ...............         34,689
                                                                --------------
                                                                       940,860
                                                                --------------
         Other payables and accrued expense ...................        298,678
                                                                --------------
              Total liabilities ...............................      4,991,433
                                                                --------------
              Total net assets ................................ $1,673,919,538
                                                                --------------
                                                                --------------
NET ASSETS CONSIST OF
    Paid in capital ........................................... $1,049,944,425
    Net unrealized appreciation on investments ................    564,144,131
    Accumulated undistributed
     net realized gain on investments .........................     57,889,994
    Accumulated undistributed net investment income ...........      1,940,988
                                                                --------------
              Total net assets ................................ $1,673,919,538
                                                                --------------
                                                                --------------

NET ASSET VALUE PER SHARE ($.50 par value,
 200,000,000 shares authorized),
 offering price and redemption price
 (34,746,342 shares outstanding) ..............................         $48.18
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended March 31, 2011
-------------------------------------------------------------------------------
INCOME
    Dividend (net of foreign taxes of $29,235) ................   $ 14,184,146
    Interest ..................................................        151,098
                                                                  ------------
         Total income .........................................     14,335,244
                                                                  ------------
EXPENSES
    Management fee ............................................      9,819,417
    Transfer agent fees .......................................        728,811
    Accounting and administrative fees ........................        375,747
    Postage and mailing .......................................        138,161
    Custodian fees ............................................         75,294
    Printing ..................................................         74,772
    Insurance .................................................         58,040
    Registration fees .........................................         33,445
    Audit and tax fees ........................................         26,350
    Directors' fees ...........................................         17,500
    Telephone .................................................         11,659
    Accounting system and pricing service fees ................         10,441
    Legal fees ................................................         10,221
    Other operating expenses ..................................          5,206
                                                                  ------------
         Total expenses .......................................     11,385,064
                                                                  ------------
         Net investment income ................................      2,950,180
                                                                  ------------
NET REALIZED GAIN ON INVESTMENTS ..............................    128,134,901
                                                                  ------------
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................    146,655,517
                                                                  ------------
    Net realized and unrealized gain on investments ...........    274,790,418
                                                                  ------------
    Net increase in net assets resulting from operations ......   $277,740,598
                                                                  ------------
                                                                  ------------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended March 31, 2011 and 2010
-------------------------------------------------------------------------------
                                                 2011                 2010
                                             -------------      -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income .................. $    2,950,180     $    1,424,602
    Net realized gain on investments .......    128,134,901         80,621,366
    Change in net unrealized
     appreciation/depreciation
     on investments ........................    146,655,517        511,006,638
                                             --------------     --------------
         Net increase in net assets
          resulting from operations ........    277,740,598        593,052,606
                                             --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............     (1,007,074)        (3,401,373)
    From net realized gain on investments ..   (127,128,136)                --
                                             --------------     --------------
         Total distributions ...............   (128,135,210)        (3,401,373)
                                             --------------     --------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (465,394 and 558,887
     shares, respectively) .................     20,572,053         20,326,879
    Reinvestment of distributions
     (2,849,978 and 88,113
     shares, respectively) .................    119,054,011          3,142,095
    Cost of shares redeemed
     (2,953,788 and 3,541,282
     shares, respectively) .................   (128,393,145)      (133,222,066)
                                             --------------     --------------
         Change in net assets
          derived from capital share
          transactions .....................     11,232,919       (109,753,092)
                                             --------------     --------------
         Total increase in net assets ......    160,838,307        479,898,141
                                             --------------     --------------
NET ASSETS
    Beginning of period ....................  1,513,081,231      1,033,183,090
                                             --------------     --------------
    End of period (including accumulated
     undistributed net investment
     income of $1,940,988 and $0,
     respectively) ......................... $1,673,919,538     $1,513,081,231
                                             --------------     --------------
                                             --------------     --------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
March 31, 2011
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of
         Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  The
         Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year.  Investment transactions for financial statement purposes are recorded on trade date.
         In accordance with Accounting Standards Codification ("ASC") 820-10,
         "Fair Value Measurements and Disclosures" ("ASC 820-10"), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique.
         Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the
         circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
              Level 1 - quoted prices in active markets for identical
              investments
              Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
         The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
         The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments carried at value:
                                                       Investments
                                                           in
              Valuation Inputs                         Securities
              -----------------------------------------------------
              Level 1 -
                Common Stocks(1) ................... $1,642,754,043
              Level 2 -
                Commercial Paper ...................     20,098,848
                Variable Rate Security .............      2,776,960
              Level 3 -
                None ...............................             --
                                                     --------------
                                       Total ....... $1,665,629,851
                                                     --------------
                                                     --------------
              (1) See Schedule of Investments for further detail by industry.
         There were no significant transfers between levels during the year ended March 31, 2011 and the Fund did not hold any Level 3 investments during the year.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
    (e)  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Distributions from net investment income are generally declared and paid semiannually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  Distributions are determined in accordance with income tax regulations, which may differ from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book to tax differences to reflect tax character.  At March 31, 2011, reclassifications were recorded to decrease accumulated undistributed net investment income and increase accumulated net realized gain on investments by $2,118.
         The tax character of distributions paid during the years ended March
         31 was as follows:
                                            03/31/2011        03/31/2010
                                           ------------      ------------
              Distributions paid from:
              Ordinary income ............ $  3,804,496       $3,401,373
              Long-term capital gain .....  124,330,714               --
                                           ------------       ----------
              Total distributions paid ... $128,135,210       $3,401,373
                                           ------------       ----------
                                           ------------       ----------
         As of March 31, 2011, investment cost for federal tax purposes was
         $1,095,336,929 and the tax basis components of net assets were as follows:
              Unrealized appreciation ...................... $  590,473,044
              Unrealized depreciation ......................    (20,180,122)
                                                             --------------
              Net unrealized appreciation ..................    570,292,922
                                                             --------------
              Undistributed ordinary income ..... ..........      5,947,683
              Accumulated undistributed net realized
               capital gain ................................     53,883,299
              Paid in capital ..............................  1,049,944,425
              Other temporary differences ..................     (6,148,791)
                                                             --------------
              Net assets ................................... $1,673,919,538
                                                             --------------
                                                             --------------
         The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to holdings in partnership interests.
         As of the year ended March 31, 2011, the Fund realized no post-October losses for tax purposes.
         As of March 31, 2011, the Fund had no tax deferral of wash loss sales.
         As of March 31, 2011, the Fund has no capital loss carryforward.
         On December 22, 2010, the Regulated Investment Company Modernization
         Act of 2010 (the "RIC Act") was enacted.  The RIC Act modernizes several of the federal income and excise tax provisions related to regulated investment companies ("RICs").  Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained.  The RIC Act also contains
         simplification provisions, which are aimed at preventing
         disqualification of a RIC for inadvertent failures to comply with asset diversification and/or qualifying income tests.  The RIC Act exempts RICs from the preferential dividend rule and repealed the
         60-day designation requirement for certain types of pay-through income and gains.  In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or
         December 31.  Except for the simplification provisions related to RIC qualification, the RIC Act is effective for taxable years beginning after December 22, 2010.  Management is currently evaluating the implications of the RIC Act and the impact of the Funds' financial statements, if any, is currently being assessed.
         The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of March 31, 2011.  Also, the Fund recognized no interest and penalties related to uncertain tax benefits in fiscal 2011.  At March 31, 2011, the fiscal years 2008 through 2011 remain open to examination in the Fund's major tax jurisdictions.
    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
    (g)  In connection with the preparation of the Fund's financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of March 31, 2011.  There have been no significant subsequent events since March 31, 2011 that would require adjustment to or additional disclosure in these financial statements.
(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million and .65% of the average net asset value in excess of $50 million.  Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than
         $50,000, the Adviser, in its discretion, may charge the Fund up to
         $50,000 for such services.
    (b)  Legal Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $5,721 for the year ended March 31, 2011 for legal services rendered by this law firm.
(3) Investment Transactions --
    For the year ended March 31, 2011, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $321,427,220 and $404,630,897, respectively.
(4) Transactions with Affiliates -
    Following is a summary of fiscal 2011 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:
                                                                                       Amount of
                                                                                        Capital
                                                                                       Gain/(Loss)
                                                                                        Realized
                                                       Share Activity                   on Sale
                                        --------------------------------------------   of Shares
                                         Balance                           Balance     in Fiscal
     Security Name                       03/31/10   Purchases    Sales     03/31/11       2011
     -------------                      ----------  ---------  ---------  ----------  -----------
     DineEquity, Inc.(a)                1,022,255         --    308,100     714,155    $(930,895)
     Seneca Foods Corporation - Class A        --    655,300         --     655,300           --
                                                                                       ---------
                                                                                       $(930,895)
                                                                                       ---------
    (a)  As of March 31,2011, under the rules of the Investment Company Act, the investment no longer meets the definition of an affiliate.

Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Nicholas Fund, Inc.:
We have audited the accompanying statement of assets and liabilities of
Nicholas Fund, Inc. (the "Fund"), including the schedule of investments, as of
March 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods ended prior to March 31, 2009 were audited by other auditors, whose report, dated May 28, 2008, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the
Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Nicholas Fund, Inc. as of March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Milwaukee, Wisconsin
May 25, 2011

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)
                        -----------  --------------  -------------  --------------  --------------
July 14, 1969 (1) ......  $ 6.59        $  --          $   --             --           $ 10,000
March 31, 1985 .........   29.24         0.6420          1.5760          13.2 times      69,858
March 31, 1986 .........   35.26         0.5750          0.6100          15.8            87,699
March 31, 1987 .........   39.94         0.8820          0.1870          16.3           102,387
March 31, 1988 .........   32.15         1.8400          4.0340          14.1            98,557
March 31, 1989 .........   35.27         1.0250          0.4510          13.2           113,155
March 31, 1990 .........   37.72         0.9240          1.0540          14.9           127,360
March 31, 1991 .........   42.99         0.7900          0.2250          16.9           149,180
March 31, 1992 .........   49.68         0.6790          0.8240          19.4           178,011
March 31, 1993 .........   52.91         0.6790          2.0420          18.5           200,098
March 31, 1994 .........   51.10         0.8175          1.0470          16.7           200,182
March 31, 1995 .........   52.22         0.7070          3.3170          17.2           221,970
March 31, 1996 .........   63.81         0.5650          4.0945          21.0           293,836
March 31, 1997 .........   67.11         0.4179          5.3166          21.7           336,973
March 31, 1998 .........   93.98         0.3616          5.8002          30.0           508,762
March 31, 1999 .........   85.20         0.5880          8.2716          31.7           509,446
March 31, 2000 .........   84.56         0.3114          5.9433          37.3           543,813
March 31, 2001 .........   54.11         0.1900         19.2500          26.6           452,780
March 31, 2002 .........   53.74         0.2360            --            23.8           451,627
March 31, 2003 .........   40.37         0.1585            --            16.4           340,547
March 31, 2004 .........   56.14         0.0905            --            19.4           474,406
March 31, 2005 .........   60.05         0.0678          0.4100          19.4           511,476
March 31, 2006 .........   61.49         0.2512          5.3194          18.4           574,151
March 31, 2007 .........   57.85         0.8173          4.3310          16.6           588,783
March 31, 2008 .........   45.03         0.2283          9.9501          17.4           550,664
March 31, 2009 .........   27.71         0.1714          4.6096          12.1           376,093
March 31, 2010 .........   44.00         0.0939            --            19.1           598,760
March 31, 2011 .........   48.18         0.0297(a)       3.7458(b)       17.9           716,234
(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.
(a) Paid $0.0297 on December 28, 2010 to shareholders of record on December 27, 2010.
(b) Paid $1.6742 on June 8, 2010 to shareholders of record on June 7, 2010.
    Paid $2.0716 on December 28, 2010 to shareholders of record on December 27, 2010.

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
A discussion of the Approval by the Board of Directors of the Fund's Investment
Advisory Contract can be found in the Fund's Semiannual Report dated September
30, 2010.

Tax Information
(unaudited)
------------------------------------------------------------------------------
The Fund designates 100% of its ordinary income distribution for the year ended
March 31, 2011 as qualified dividend income under the Jobs and Growth Tax
Relief Reconciliation Act of 2003.
For the year ended March 31, 2011, 100% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.
The Fund hereby designates approximately $124,330,714 as a capital gain dividend for the year ended March 31, 2011.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Directors and Officers of the Fund
(unaudited)
-----------------------------------------------------------------------------------------------------------------------
    The following table sets forth the pertinent information about the Fund's directors and officers as of March 31,
2011.  Unless otherwise listed, the business address of each director and officer is 700 North Water Street, Milwaukee,
WI 53202.
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
   Name and Age                    With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Albert O. Nicholas, 80 (1), (3)  President,     (2), 42 years  Chief Executive Officer,           3            None
                                 Portfolio                     and Chairman of the
                                 Manager and                   Board, Nicholas Company, Inc.,
                                 Director                      the Adviser to the Fund.
                                                               He is Portfolio Manager of
                                                               Nicholas Equity Income Fund, Inc.
                                                               and the Fund.
DISINTERESTED DIRECTORS
Robert H. Bock, 79               Director       (2), 33 years  Private Investor, Consultant,      5            None
                                                               Dean Emeritus of Business
                                                               Strategy and Ethics, University of
                                                               Wisconsin School of Business,
                                                               1997 to present.
Jay H. Robertson, 59             Director       (2), 8 years   Private Investor, April 2000       6            None
                                                               to present.  Chairman of the
                                                               Board of Robertson-Ryan and
                                                               Associates, Inc., an insurance
                                                               brokerage firm from 1993 to
                                                               March 2000.
OFFICERS
David L. Johnson, 69 (3)         Executive       Annual,       Executive Vice President,
                                 Vice President  31 years      Nicholas Company, Inc., the
                                                               Adviser to the Fund.
Jeffrey T. May, 54               Senior Vice     Annual,       Executive Vice President, Chief
                                 President,      18 years      Financial Officer and Chief Compliance
                                 Treasurer,                    Officer, Nicholas Company, Inc., the
                                 Secretary and                 Adviser to the Fund.  He is
                                 Chief Compliance              Portfolio Manager of Nicholas
                                 Officer                       Money Market Fund, Inc.
David O. Nicholas, 49 (3)        Senior Vice     Annual,       Chief Investment Officer and
                                 President       22 years      Director, Nicholas Company, Inc.,
                                 and                           the Adviser to the Fund.
                                 Associate                     He is Portfolio Manager
                                 Portfolio                     of Nicholas II, Inc. and
                                 Manager                       Nicholas Limited Edition, Inc.  He
                                                               formerly was Co-Portfolio Manager of
                                                               Nicholas High Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.
Lynn S. Nicholas, 54 (3)         Senior Vice     Annual,       Senior Vice President, Nicholas
                                 President       25 years      Company, Inc., the Adviser to the
                                                               Fund.
Lawrence J. Pavelec, 52          Senior Vice     Annual,       Senior Vice President, Nicholas
                                 President       6 years       Company, Inc., the Adviser to the
                                                               Fund.  He has been Portfolio
                                                               Manager of Nicholas High Income Fund,
                                                               Inc. since April 2008.  He served as
                                                               Co-Portfolio Manager from April 2003
                                                               until April 2008.
Candace L. Lesak, 53             Vice President  Annual,       Employee, Nicholas Company, Inc.,
                                                 25 years      the Adviser to the Fund.
____________________
(1)     Albert O. Nicholas is the only director of the Fund who is an "interested person" of the Fund, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive Officer and a Director of
        the Adviser and owns 97% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is a brother-in-law of Albert O. Nicholas.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-544-6547 (toll-free)
or 414-276-0535.

Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas Fund, Inc. respects each shareholder's right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

AUTOMATIC INVESTMENT PLAN - AN UPDATE
(unaudited)
-------------------------------------------------------------------------------
The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.
                                                              Nicholas Fund
                                                           -------------------
      $1,000 initial investment on ......................   07/14/69* 03/31/01
      Number of years investing $100 each month
       following the date of initial investment .........       41.7        10
      Total cash invested ...............................    $51,100   $13,000
      Total dividend and capital gain distributions
       reinvested ....................................... $1,063,296    $6,155
      Total full shares owned at 03/31/11 ...............     22,658       395
      Total market value at 03/31/11 .................... $1,091,709   $19,049
The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.
*Date of Initial Public Offering.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Profit Sharing Plan
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(800-544-6547).
                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

               JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                  LAWRENCE J. PAVELEC, Senior Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.    Covered Officers/Purpose of the Code

    The Nicholas Family of Funds code of ethics (this "Code") for the investment companies within the complex (collectively, "Funds" and each, "Company") applies to the Company's Principal Executive Officer and Principal Financial Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

* honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

* full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;

* compliance with applicable laws and governmental rules and regulations;

* the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

* accountability for adherence to the Code.

    Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

    Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Company.

    Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. The Company's and the investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

    Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

    Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

* * *

    Each Covered Officer must:

* not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;

* not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;

* not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

* report, at least annually:

* officer and director positions in corporations, public or private, for profit or not for profit, or in which the Covered Officer or any of his immediate family members holds 5% or more of its outstanding stock;

* Positions as a trustee, executor or other fiduciary;

* Ownership interest in any broker-dealer or bank;

* Transactions between the Covered Officer and any of the Nicholas Family of Funds, the Nicholas Company or any company in which any director of any of the Nicholas Family of Funds is an officer or director.

* Situations in which any immediate family member of the Covered Employee is an officer, director or employee of any company in which any officer or director of the Nicholas Company or any of the Nicholas Family of Funds is a director or executive officer.

    There are some conflict of interest situations that should always be discussed with the appropriate officer if material. If the matter involves Jeffrey T. May, he should discuss the matter with David O. Nicholas. If the matter involves any other person, that person should discuss the matter with Jeffrey T. May. In each case, the officer with whom such matter is discussed is encouraged to review the matter with counsel to the Company. Examples of these include:

* service as a director on the board of any public company;

* the receipt of any non-nominal gifts;

* the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

* any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;

* a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. Disclosure and Compliance

* Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company;

* each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations;

* each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds files with, or submits to, the SEC and in other public communications made by the Funds; and

* it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

    Each Covered Officer must:

* upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;

* annually thereafter affirm to the Board that he has complied with the requirements of the Code;

* not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

* notify the appropriate person promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code. Each Covered Officer should notify Jeffrey T. May unless the person violating the Code is Jeffrey T. May, in which case such person should notify David O. Nicholas. In each case, each Covered Officer is encouraged to also contact counsel to the Fund.

    Jeffrey T. May is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation; provided that if the situation involves Jeffrey T. May directly, then Mr. David O. Nicholas is responsible for applying the Code to him and he has authority to interpret the Code with respect to such application. Both Jeffrey T. May and David O. Nicholas are encouraged to discuss the matter with counsel to the Fund. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Independent Directors (the "Committee").

    The Company will follow these procedures in investigating and enforcing this Code:

* Jeffrey T. May or David O. Nicholas, with the advice of counsel will take all appropriate action to investigate any potential violations reported to him;

* if, after such investigation, the officer making such investigation believes that no violation has occurred, he is not required to take any further action;

* any matter that the officer making the investigation believes is a violation will be reported to the independent directors;

* if the independent directors concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

* the independent directors will be responsible for granting waivers, as appropriate; and

* any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

    This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds' and their investment adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the adviser's more detailed policies and procedures are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

    Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent directors.

VII. Confidentiality

    All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel, the appropriate Company and the Nicholas Company.

VIII. Internal Use

    The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Company, as to any fact, circumstance, or legal conclusion.

Date: November 20, 2003

Affirmed: November 24, 2010

Exhibit A

Persons Covered by this Code of Ethics

The Nicholas Company	Albert O. Nicholas	Jeffrey T. May
Nicholas Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas II, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Limited Edition, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Income Fund, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Equity Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Liberty Fund	David O. Nicholas	Jeffrey T. May
Nicholas Money Market Fund, Inc.	Albert O. Nicholas	Jeffrey T. May

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that no member of the Board of Directors is an audit committee financial expert as that term is defined for purposes of this item. The Fund's Board of Directors routinely holds its meetings with the other six funds in the Nicholas complex, there is substantial overlap in the boards of each of those funds, auditors for funds in the Nicholas complex make presentations jointly to the boards of the funds which they audit and three of those funds have the same auditor as the Fund. The boards of directors of five of those other funds have determined that one of their members meets the definition of an audit committee financial expert; however, that person is not a director of the Fund. The Fund believes that the joint meetings and presentations with the other funds in the Nicholas complex and the availability and presence of the board member of other funds in the Nicholas complex who is an audit committee financial expert gives the Fund some of the benefit of having a board member who meets the definition of an audit committee financial expert. The Fund can call upon this person from time to time should circumstances warrant. The independent members of the Fund's Board of Directors are considering the possibility of adding that person as an independent director of the Fund and adding other independent directors; however, under present SEC rules, such additions may require that the Fund hold a meeting of the shareholders. Current SEC proposals, if adopted, may change the required percentage of independent directors for mutual funds. The Board of Directors of the Fund believes that it is not in the best interest of the Fund to hold a shareholder meeting until after such SEC proposals are finalized, at which time the Board can more easily evaluate the resulting requirements, the methods which will then be available to satisfy those requirements and the benefit to the Fund of holding a shareholder meeting.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Fund's principal accountant (the "Auditor") for the audit of the Fund's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $22,750 in 2011 and $22,000 in 2010.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the Auditor to the Fund that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,600 in 2011 and $5,200 in 2010. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed for professional services rendered by the Auditor to the Fund's investment adviser were approximately $15,000 in 2010 and $15,000 in 2009.  These services were for the audit of the investment adviser for the adviser's fiscal years ended 10/31/2010 and 10/31/2009, respectively.

(e) (1) Audit Committee Pre-Approval Policies and Procedures. The Fund's Board of Director's has not adopted any pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.  The Fund's Board of Directors meets with the Auditors and management to review and authorize the Auditor's engagements for audit and non-audit services to the Fund and its Adviser prior to each engagement.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b)   N/A

     (c)   N/A

     (d)   N/A

(f)  No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed in each of the last two fiscal years by the Auditor for services rendered to the Fund or the Fund's investment adviser that provides ongoing services.

(h)  No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: May 27, 2011

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: May 27, 2011